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As filed with the Securities and Exchange Commission on February 26, 2003.

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Registration Nos. 333-84701
811-07543

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]
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Post-Effective Amendment No. 5	[X]

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and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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Amendment No. 85	[X]

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Variable Account A

(Exact name of Registrant)

Keyport Life Insurance Company

(Name of Depositor)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481

(Address of Depositor's Principal Executive Offices (Zip Code)

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Depositor's Telephone Number, including Area Code: 781-446-1974

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Edward M. Shea, Esq.

Assistant Vice President and Senior Counsel

Keyport Life Insurance Company

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481

(Name and Address of Agent for Service)

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copy to:

Joan E. Boros, Esq.

Christopher S. Petito, Esq.

Jorden Burt LLP

1025 Thomas Jefferson Street, N.W.

Washington, DC 20007

It is proposed that this filing will become effective:

( ) immediately upon filing pursuant to paragraph (b) of Rule 485

( ) on [date] pursuant to paragraph (b) of Rule 485

( ) 60 days after filing pursuant to paragraph (a)(1) of Rule 485

(X) on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485

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Title of Securities Being Registered: Variable Portion of the Contracts Funded Through the Separate Account.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

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Exhibit Index on Page ____

CONTENTS OF REGISTRATION STATEMENT

The Facing Sheet

The Contents Page

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PART A

Prospectus

PART B

Statement of Additional Information

PART C

Items 24 - 32

The Signatures

Exhibits

PART A

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Prospectus for
The Stein Roe Variable Annuity
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
issued by
Variable Account A
of

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Keyport Life Insurance Company
112 Worcester Street
Wellesley Hills, Massachusetts 02481

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Service Office:
Keyport Life Insurance Company
P.O. Box 691
Leesburg, VA 20178
(877) 569-3789

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This prospectus describes the Stein Roe variable annuity Contracts offered by Keyport Life Insurance Company. This Contract may be sold under different names. Most transactions involving this Contract may be performed through the Internet Service Center.

The value of your Contract will fluctuate on a variable basis. The Contract is designed to help you in your retirement planning. You may purchase it on a tax qualified or non-tax qualified basis.

To apply for the Contract, you must be of legal age, in a state where the Contracts may lawfully be sold.

You may not purchase a Contract if either you or the Annuitant is over 90 years old before we receive your application. You may not purchase a tax-qualified Contract if you or the Annuitant are over 75 years old before we receive your application (age 90 applies to Roth IRAs).

The minimum initial purchase payment for the Contract in most cases is $1,000. The minimum initial purchase payment is less than $1,000 if you elect to have monthly electronic fund transfers. After the initial purchase payment, the minimum subsequent payment is $100. We reserve the right to limit the total purchase payments made under this Contract to $5,000,000.

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We will allocate your purchase payments to the investment options in the proportions you choose. The Contract currently offers ten investment options, each of which is a Sub-account of Variable Account A. Currently, you may choose among the Sub-accounts investing in the following Eligible Funds:

LIBERTY VARIABLE INVESTMENT TRUST: Columbia International Fund, Variable Series; Colonial Strategic Income Fund, Variable Series; Liberty Growth & Income Fund, Variable Series (formerly Colonial U.S. Growth & Income Fund, Variable Series); Columbia High Yield Fund, Variable Series (formerly Colonial High Yield Securities Fund, Variable Series); and Newport Tiger Fund, Variable Series (not currently available for investment); and Stein Roe Global Utilities Fund, Variable Series

STEINROE VARIABLE INVESTMENT TRUST: Liberty Federal Securities Fund, Variable Series; Liberty Asset Allocation Fund, Variable Series (formerly Stein Roe Balanced Fund, Variable Series); Stein Roe Growth Stock Fund, Variable Series; and Liberty Money Market Fund, Variable Series (formerly Stein Roe Money Market Fund, Variable Series)

WANGER ADVISORS TRUST: Wanger Foreign Forty (not currently available for investment); Wanger International Small Cap (not currently available for investment); Wanger Twenty; and Wanger U.S. Smaller Companies

Prospectuses for the Eligible Funds are attached. The purchase of a Contract involves certain risks. Investment performance of the Sub-accounts to which you may allocate purchase payments may vary based on the performance of the related Eligible Funds. We do not guarantee any minimum Contract Value under the Contract. An investment in the Liberty Money Market Sub-account is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Liberty Money Market Sub-account seeks to preserve the value of your investment at $1.00 per share it is possible to lose money by investing in the Liberty Money Market Sub-account.

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This prospectus contains important information about the Contract you should know before investing. You should read it before investing and keep it for future reference. You may download or print the prospectus from our website. If you prefer a paper copy of this prospectus or the prospectuses for the Eligible Funds, please call or write our Service Office at the address above.

We have filed a Statement of Additional Information ("SAI") with the Securities and Exchange Commission. The current SAI has the same date as this prospectus and is incorporated by reference in this prospectus. A table of contents for the SAI appears on the last page of this prospectus. If you would like a free paper copy of this SAI, e-mail Help@mail.annuitynet.com or call the telephone number provided above. The SAI is also available through the SEC website (http://www.sec.gov). In addition, other information regarding the Company and the Separate Account is available through the SEC website or, if you prefer a paper copy, you may send an e-mail request to our Internet Service Center or by calling the telephone number above.

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The date of this prospectus is May 1, 2003.

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The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

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Definitions
Summary of Contract Features
Fee Table
Example
Condensed Financial Information
Performance Information
Keyport and the Variable Account
Purchase Payments and Applications
Investments of the Variable Account
  Allocations of Purchase Payments
  Eligible Funds
  Transfer of Variable Account Value
  Limits on Transfers
  Substitution of Eligible Funds and Other Variable Account Changes
Deductions
  Deductions for Annuity Asset Charge
  Deductions for Transfers of Variable Account Value
  Deductions for Premium Taxes
  Deductions for Income Taxes
  Total Variable Account Expenses
The Contracts
  Variable Account Value
  Valuation Periods
  Calculation of Contract Value
  Modification of the Contract
  Right to Revoke
Death Benefit Provisions
  Death of Annuitant
Contract Ownership
Assignment
Partial Withdrawals and Surrender
Annuity Provisions
  Annuity Benefits
  Annuity Option and Income Date
  Annuity Options
  Variable Annuity Payment Values
  Proof of Age, Sex, and Survival of Annuitant
Suspension of Payments
Advertising
Tax Status
  Introduction
  Taxation of Annuities in General
  Qualified Plans
  Individual Retirement Annuities
  Annuity Purchases by Nonresident Aliens
Variable Account Voting Privileges
Sales of the Contracts
Legal Proceedings
Records and Reports
Inquiries by Contract Owners
Table of Contents--Statement of Additional Information

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DEFINITIONS

Accumulation Unit: A unit of measurement that we use to calculate Variable Account Value.

Annuitant: The natural person on whose life annuity benefits are based starting on the Income Date.

Annuity Option: A form of payment of the annuity available under the Contract.

Annuity Payment: An amount paid at regular intervals after the Income Date under one of several Annuity Options. The amount paid may vary.

Annuity Unit: A unit of measure used to calculate the amount of Annuity Payments after the Income Date.

Contract: The variable annuity contract between you and us.

Contract Anniversary: Each anniversary of the Contract Date.

Contract Date: The date your Contract becomes effective. The date we receive your completed application and initial purchase payment.

Contract Owner ("you"): The person(s) having the privileges of ownership defined in the Contract.

Contract Value: The value of all Variable Account amounts at a given time.

Contract Year: Each 12-month period beginning on the Contract Date and each Contract Anniversary thereafter.

Company ("we", "us", "our", "Keyport"): Keyport Life Insurance Company.

Designated Beneficiary: The person you designate to receive any death benefits under the Contract.

Eligible Funds: The underlying mutual funds in which the Variable Account invests.

In Force: The status of your Contract before the Income Date, as long as:
(1)	you do not totally surrender it,
(2)	your Contract Value is greater than zero, and
(3)	if the Annuitant or any Contract Owner has died, fewer than five years have passed since the date of death.

Income Date: The date on which Annuity Payments are to begin.

Internet Service Center: The Internet site that provides variable annuity contract documents and information to current and prospective Contract Owners and through which various transactions may be performed. Certain of these transactions may require faxed or mailed signatures.

Net Asset Value: The difference between the value of assets and the amount of liabilities.

Non-Qualified Contract: Any Contract that is not issued under a Qualified Plan.

Qualified Contract: A Contract issued under a Qualified Plan.

Qualified Plan: A retirement plan which receives special tax treatment under Sections 401, 403(b), 408(b) or 408A of the Internal Revenue Code ("Code") or a deferred compensation plan for a state and local government or another tax exempt organization under Section 457 of the Code.

Sub-account: The portion of the Variable Account that invests in shares of a particular Eligible Fund.

Valuation Date: Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation Period: The period commencing at the close of trading (currently 4:00 P.M. EST) on each day that the NYSE is open for trading (in other words, the Valuation Date) and ending at the close of such trading on the next succeeding Valuation Date.

Variable Account: Variable Account A that is a separate investment account of the Company into which purchase payments under the Contracts may be allocated. The Variable Account is divided into Sub-accounts, each of which invests in shares of an Eligible Fund.

SUMMARY OF CONTRACT FEATURES

This summary does not contain all of the information that may be important to you. You should read the entire prospectus before deciding to invest. Further, individual state requirements that differ from the information in this prospectus are described in supplements to this prospectus or in endorsements to the Contract.

WHAT ARE MY INVESTMENT CHOICES? You can allocate and reallocate your investment among the Sub-accounts of the Variable Account, each of which in turn invests in one of the following Eligible Funds:

Liberty Variable Investment Trust ("Liberty Trust")
  Colonial High Yield Securities Fund, Variable Series ("Colonial High Yield Securities")*
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  Columbia International Fund , Variable Series ("Columbia International")
  Colonial Strategic Income Fund, Variable Series ("Colonial Strategic Income")
  Liberty Growth & Income Fund, Variable Series ("Liberty Growth & Income")
  Columbia High Yield Fund, Variable Series ("Columbia High Yield")
  Newport Tiger Fund, Variable Series ("Newport Tiger") (not currently available for investment)

  Stein Roe Global Utilities Fund, Variable Series ("Stein Roe Global Utilities")*

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SteinRoe Variable Investment Trust ("SteinRoe Trust")
  Liberty Federal Securities Fund, Variable Series ("Liberty Federal Securities")
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  Liberty Asset Allocation Fund, Variable Series ("Liberty Asset Allocation")
  Stein Roe Growth Stock Fund, Variable Series ("Stein Roe Growth Stock")
  Liberty Money Market Fund, Variable Series ("Liberty Money Market")

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Wanger Advisors Trust ("Wanger Trust")
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  Wanger Foreign Forty fund ("Wanger Foreign Forty") (not currently available for investment)
  Wanger International Small Cap fund ("Wanger International Small Cap") (not currently available for investment)
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  Wanger Twenty fund ("Wanger Twenty")
  Wanger U.S. Smaller Companies fund ("Wanger U.S. Smaller Companies")

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* At a special meeting held on [February 19, 2003], the shareholders of the Funds approved proposals to merge Colonial High Yield Securities into Columbia High Yield, and Stein Roe Global Utilities into Columbia International, subject to the satisfaction of certain other conditions. The mergers are proposed to take place by the end of April.

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HOW DOES THE CONTRACT WORK? During the accumulation period, you may make purchase payments to us. Prior to annuitization, you may choose to withdraw some or all of your Contract Value. When you begin Annuity Payments, your periodic Annuity Payments will be based upon your Contract Value on the Income Date. Subsequently, Annuity Payments will vary depending upon the performance of the Funds you select. (See "The Contracts".)

WHAT CAN I DO THROUGH THE INTERNET SERVICE CENTER? Most transactions associated with your Contract can be accomplished through the Internet Service Center. We will send you information concerning your Contract, and you can receive documents concerning your Contract, through the Internet Service Center. You can monitor the status of your Contract, move funds from one Sub-account to another, change your e-mail or mailing address, etc., all through the Internet Service Center. For security reasons, we may issue you a PIN or password which you will use to access the Internet Service Center. Certain transactions, however, such as a change of Beneficiary or certain withdrawals of funds from the Contract, may not be completed through the Internet Service Center, but will also require a signed request that is faxed or mailed to our Service Office.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? We apply an annual charge totaling .65% to the daily net asset value of the Variable Account. (See "Deductions".)

Each Eligible Fund also has additional operating expenses associated with its daily operation. Finally, each fund pays a management fee to its investment advisors based upon the average daily net asset value of the Fund. See the FEE TABLE. These fees and expenses are more fully described in the prospectuses for the funds.

If your state assesses a premium tax with respect to your Contract, we will deduct those amounts upon full surrender (including a surrender for the Death Benefit) or annuitization.

HOW WILL MY ANNUITY PAYMENTS BE CALCULATED? If you decide to annuitize, you elect an Annuity Option. Your periodic payment will be based upon the Annuity Option you selected, the changing values of the Sub-accounts in which you have invested, and your age at the Income Date. (See "Annuity Options".) Remember that you will benefit from any gain, and bear the risk of any drop, in the value of the securities in the Sub-accounts of the Variable Account.

WHAT HAPPENS IF I DIE BEFORE I ANNUITIZE? We will pay to your designated beneficiary the greater of your Contract Value or the sum of your purchase payments adjusted for partial withdrawals. (See "Death Provisions".)

MAY I SURRENDER THE CONTRACT OR MAKE A WITHDRAWAL? Yes. (See "Partial Withdrawals and Surrender".) You will be subject to income taxes on any earnings you withdraw and you may also be subject to a 10% income tax penalty. (See "Tax Status".)

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DO I GET A FREE LOOK AT THIS CONTRACT? Yes. If within ten days (or a longer period if required by law) of the date you receive the signed Contract through the Internet Service Center, you cancel the Contract through the Internet Service Center or return it, postage prepaid, to the Service Office of Keyport, it will be canceled. During this period (the "Right to Revoke Period"), your purchase payments will be invested in the Liberty Money Market Sub-account. (See "Right to Revoke".)

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FEE TABLE

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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

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Contract Owner Transaction Expenses

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Sales Load Imposed on Purchases
(as a percentage of purchase payments):	0%
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Maximum Surrender Charge
(as a percentage of purchase payments):	0%

Maximum Transfer Charge (currently $0):	$10*
(Currently waived. See "Limits on Transfers".)

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* Applicable to each transfer after the first twelve transfers in each Contract Year. We currently are waiving this fee. We reserve the right to impose a transfer fee after we notify you. See "Deductions for Transfers of Variable Account Value".

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Annual Contract Maintenance Charge:	$0

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Variable Account Annual Expenses
(as a percentage of average net assets)
Annuity Asset Charge:	.65%
(This charge is for administrative, mortality and expense risk fees. See "Deductions".)

Total Variable Account Annual Expenses:	.65%

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The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(as a percentage of average daily net assets)

(Expenses that are deducted from Fund assets, including management fees, distribution [and/or service] (12b-1) fees, and other expenses)	[0.56%]	[1.45%][1]

[Bracketed information will be updated by post-effective amendment and reflect operating expenses in 2002.]

1 The expenses shown do not reflect any fee waiver or expense reimbursement. The maximum expense ratio reflects the expenses of Wanger Foreign Forty Fund, which currently is not available for investment. The highest expense ratio among currently available Funds, before any fee waiver or expense reimbursement, is [1.33%].

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2003. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Operating Expenses for all Funds after all fee reductions and expense reimbursements are [0.56%] and [1.45%], respectively. The maximum expense ratio for currently available Funds after any fee reduction and/or expense reimbursement is [1.33%]. Each fee reduction an/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

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THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. In addition, this Example assumes no transfers were made, and that no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If your Contract stays in force throughout the periods shown or you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

[230]	[750]	[1,350]	[3,270]

The example does not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted from Contract Value upon full surrender, death or annuitization. The exampls also does not include any of the taxes or penalties you may be required to pay if you surrender your Contract.

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The example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See "Deductions" in this prospectus, "Trust Management Organizations" in the prospectuses for Liberty Trust and SteinRoe Trust, and "Management Fees" in the prospectus for Wanger Trust

CONDENSED FINANCIAL INFORMATION
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	Accumulation	Accumulation	Number of
	Unit Value	Unit Value	Accumulation
	Beginning	End	Units End
Sub-account	of Year**	of Year	of Year	Year

Colonial High Yield Securities***	$ 8.964	$ 8,569	210,297	2002
	9.270	8.964	166	2001
	10.021	9.270	16,299	2000
	10.000	10.021	0	1999

Columbia International	Not available before April 4, 2003

Colonial Strategic Income	$10.278	$11.083	1,645	2002
	9.968	10.278	295	2001
	10.027	9.968	0	2000
	10.000	10.027	0	1999
Available in 1999 and 2000 but no accumulation units were purchased

Liberty Growth & Income	10.464	8.114	4,663	2002
	10.596	10.464	1,163	2001
	10.294	10.596	0	2000
	10.000	10.294	0	1999
Available in 1999 and 2000 but no accumulation units were purchased

Columbia High Yield	Not available before April 11, 2003

Newport Tiger	7.085	10.000	0	2002
	8.748	7.085	170,614	2001
	10.436	8.748	61	2000
	10.000	10.436	0	1999
Available in 1999 but no accumulation units were purchased

Stein Roe Global Utilities***	7.699	6.630	1,573	2002
	9.012	7.699	383	2001
	10.449	9.012	0	2000
	10.000	10.449	0	1999
Available in 1999 and 2000 but no accumulation units were purchased

Liberty Asset Allocation	9.069	7.954	0	2002
	10.052	9.069	0	2001
	10.228	10.052	0	2000
	10.000	10.228	0	1999
Available in 1999, 2000, 2001 and 2002 but no accumulation units were purchased

Stein Roe Growth Stock	6.785	4.708	3,453	2002
	9.059	6.785	0	2001
	10.363	9.059	0	2000
	10.000	10.363	0	1999
Available in 1999, 2000 and 2001 but no accumulation units were purchased

Liberty Money Market	10.865	10.929	232,423	2002
	10.553	10.865	669,737	2001
	10.017	10.553	8,105	2000
	10.000	10.017	0	1999
Available in 1999 but no accumulation units were purchased

Liberty Federal Securities	11.729	12.790	3,247	2002
	11.030	11.729	510	2001
	10.008	11.030	25,444	2000
	10.000	10.008	0	1999
Available in 1999 but no accumulation units were purchased

Wanger Foreign Forty	7.481	10.000	0	2002
	10.260	7.481	23,020	2001
	10.000	10.260	0	2000
Available in 2000 but no accumulation units were purchased

Wanger International Small Cap	7.469	10.000	0	2002
	9.535	7.469	71,826	2001
	10.000	9.535	0	2000
Available in 2000 but no accumulation units were purchased

Wanger Twenty	11.099	10.187	1,884	2002
	10.241	11.099	0	2001
	10.000	10.241	0	2000
Available in 2000 and 2001 but no accumulation units were purchased

Wanger U.S. Smaller Companies	11.734	9.698	3,417	2002
	10.603	11.734	549	2001
	10.000	10.603	0	2000
Available in 2000 but no accumulation units were purchased

Newport Tiger, Wanger Foreign Forty and Wanger International Small Cap are not currently available for investment.

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* Accumulation Unit Values are rounded to the nearest tenth of a cent and numbers of accumulation units are rounded to the nearest whole number.

** Each value is as of the date the Eligible Fund Sub-account first became available.

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*** At a special meeting held on [February 19, 2003], the shareholders of the Funds approved proposals to merge Colonial High Yield Securities into Columbia High Yield, and Stein Roe Global Utilities into Columbia International, subject to the satisfaction of certain other conditions. The mergers are proposed to take place by the end of April.

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The full financial statements for the Variable Account and Keyport are in the Statement of Additional Information.

PERFORMANCE INFORMATION

We may from time to time advertise certain performance information concerning the Sub-accounts.

Performance information is not an estimate or guarantee of future investment performance, and does not represent the actual experience of amounts invested by a particular Contract Owner.

We may advertise total return information for the Sub-accounts for various periods of time. Total return performance information is based on the overall percentage change in value of a hypothetical investment in the Sub-account over a given period of time.

We may also present, along with any current required performance information for the Sub-accounts, additional total return information that is computed on a different basis. Certain of the Eligible Funds have been available for other variable annuity contracts prior to the beginning of the offering of the Contracts described in this prospectus. Any performance information for such periods will be based on the historical results of the Eligible Funds and applying the fees and charges of the Contract for the specified time periods.

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The Liberty Money Market Sub-account is a money market Sub-account that also may advertise yield and effective yield information. The yield of the Sub-account refers to the income generated by an investment in the Sub-account over a specifically identified seven-day period. We annualize this income by assuming that the amount of income generated by the investment during that week is generated each week over a 52-week period. It is shown as a percentage. The yield reflects the deduction of all charges assessed against the Sub-account but does not include premium tax charges. The yield would be lower if those charges were included.

We calculate the effective yield of the Liberty Money Market Sub-account in a similar manner but, when annualizing the yield, we assume income earned by the Sub-account is reinvested. This compounding effect causes effective yield to be higher than yield.

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KEYPORT AND THE VARIABLE ACCOUNT

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We were incorporated in Rhode Island in 1957 as a stock life insurance company. Our executive is at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 and our administrative office is at 112Worcester Street, Wellesley Hills, Massachusetts 02481. Our home office is at 695 George Washington Highway, Lincoln, Rhode Island 02865. The mailing address of our Service Office is Post Office Box 691, Leesburg, Virginia 20178. Our Internet Service Center is http://www.AnnuityNet.com.

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We write individual life insurance and individual and group annuity contracts that are "non-participating". That is, we do not pay dividends or benefits based on our financial performance. We are licensed to do business in all states except New York and are also licensed in the District of Columbia and the Virgin Islands. We are rated A+ (Superior) by A.M. Best and Company, independent analysts of the insurance industry. Standard & Poor's ("S&P") rates us AA+ (with negative outlook) for very strong financial security, Moody's rates us Aa2 (with positive outlook) for excellent financial strength and Fitch rates us AA (with positive outlook) for strong financial strength. The Best's A+ rating is the second highest rating level out of 16 rating levels. The S&P AA+ rating is the second highest rating level out of 21 rating levels. The Moody's Aa2 rating is the third highest rating level out of 21 rating levels. The Fitch AA rating is the third highest rating level out of 24 rating levels. These ratings reflect the opinion of the rating company as to our relative financial strength and ability to meet contractual obligations to our policyholders. Even though we hold the assets in the Variable Account separately from our other assets, our ratings may still be relevant to you since not all of our contractual obligations relate to payments based on those segregated assets. Our ratings do not affect or influence the performance of the Eligible Funds or the Separate Account.

We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and membership in IMSA in advertisements. Being a member means that we have chosen to participate in IMSA's Life Insurance Ethical Market Conduct Program.

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We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada, ("Sun Life Assurance"), a multi-line insurance and financial services institution. We are ultimately controlled by Sun Life Financial Services of Canada, Inc. ("Sun Life Financial"), a corporation organized in Canada, that is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London and Philippines stock exchanges.

We established the Variable Account pursuant to the provisions of Rhode Island Law on January 30, 1996. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Such registration does not mean the Securities and Exchange Commission supervises us or the management of the Variable Account.

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Obligations under the Contracts are our obligations. Although the assets of the Variable Account are our property, these assets are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and/or capital losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to the income, capital gains, and/or capital losses arising out of any other business we may conduct.

PURCHASE PAYMENTS AND APPLICATIONS

The initial purchase payment is due on the Contract Date. The minimum initial purchase payment is $1,000. You may make additional purchase payments. Each subsequent purchase payment must be at least $100 or any lesser amount we may permit. We will reduce the minimum initial purchase payment to $100 in cases where you establish automatic subsequent purchase payments of no less than $100 per month by electronic funds transfer. If you elect an initial purchase payment of less that $1,000 and do not make the required monthly subsequent purchase payments by electronic funds transfer, we reserve the right to cancel this Contract and return the Contract Value to you. We may reject any purchase payment or any application. Purchase payments are allocated to a Contract based on the applicable Sub-account accumulation unit value(s) next determined after we receive it.

We have attempted to make the application process for the Contract as simple as possible. You may apply for the Contract on this Internet Service Center website (http://www.AnnuityNet.com) by completing our online application. During the application process, information is transferred between your computer and the Internet Service Center through a secure internet connection. In order to complete the online application, you will need to supply the following information:
o	the full name, address, telephone number, date of birth, and Social Security or Taxpayer Identification Number for the Primary Owner, Annuitant, and any Joint Owner; and

o	the full name, address, and relationship to the Owner of any Beneficiary(ies) that you wish to designate. If you do not designate any Beneficiary(ies), your estate will be the Beneficiary.

Once you have completed the online application, you will be asked to print a copy of the application. You must sign this application and fax or mail it to our Service Office before we can process your application.

You may make your initial purchase payment by personal check, by enclosing your check with your signed application. During the online application process, you may also choose to make purchase payments by Electronic Funds Transfer (EFT). If you choose the EFT option, it will still be necessary for you to enclose either a deposit slip or a voided check with your signed application when you mail the application to our Service Office.

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If your application for a Contract is complete, we will apply your initial purchase payment to the Variable Account within two business days of receipt. During the free-look period, your purchase payment will be held in the Liberty Money Market Fund Sub-account. After the free-look period has ended, your purchase payment will be allocated to the Sub-accounts you have selected. If the application is incomplete, we will notify you and try to complete it within five business days. If it is not complete at the end of this period, we will inform you of the reason for the delay. The purchase payment will be returned immediately unless you specifically consent to our keeping the purchase payment until the application is complete. Once the application is complete, the purchase payment will be applied within two business days of its completion.

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We will send you a written notification by e-mail, to your last known e-mail address, showing the allocation of all purchase payments and the re-allocation of values after any transfer you have requested. You must notify us immediately of any error.

We may request you to confirm that the information is correct by signing a copy of the letter or a Contract delivery receipt. We will send you a written notice confirming all purchases. Our liability under any Contract relates only to amounts so confirmed.

INVESTMENTS OF THE VARIABLE ACCOUNT

Allocations of Purchase Payments

The Variable Account is segmented into Sub-accounts. Each Sub-account invests in shares of one of the Eligible Funds. We may add or withdraw Eligible Funds and Sub-accounts as permitted by applicable law.

We will invest your initial purchase payment to the Variable Account in the Sub-accounts you choose, after the expiration of the Right to Revoke Period. Your selection must specify the percentage of the initial purchase payment that is allocated to each Sub-account. The percentage for each Sub-account, if not zero, must be a whole number. The total of your specified allocations for the initial purchase payment must equal 100%. You may change the allocation percentages for subsequent purchase payments without fee, penalty or other charge. You can specify new allocation percentages for future purchase payments at any time by making your new allocation percentage choices through the Internet Service Center.

Eligible Funds

The Eligible Funds are the separate funds listed within the Liberty Trust, SteinRoe Trust and Wanger Trust. Keyport and the Variable Account may enter into agreements with other mutual funds for the purpose of making such mutual funds available as Eligible Funds under certain Contracts.

We do not promise that the Eligible Funds will meet their investment objectives. Amounts you have allocated to Sub-accounts may grow, decline, or grow less in value than you expect, depending on the investment performance of the Eligible Funds in which the Sub-accounts invest. You bear the investment risk that those Eligible Funds possibly will not meet their investment objectives. You should carefully review their attached prospectuses before allocating amounts to the Sub-accounts of the Variable Account.

All of the Eligible Funds are funding vehicles for other variable annuity contracts and variable life insurance policies offered by our separate accounts. The Eligible Funds are also available for the separate accounts of insurance companies affiliated and unaffiliated with us. The risks involved in this "mixed and shared funding" are disclosed in the Eligible Funds' prospectuses under the following caption: Liberty Trust, SteinRoe Trust and Wanger Trust - "Mixed and Shared Funding".

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Liberty Advisory Services Corp. ("LASC") is the manager for Liberty Trust and its Eligible Funds. Colonial Management Associates, Inc. ("Colonial") is the sub-adviser for the Eligible Funds except for Newport Tiger, Columbia High Yield and Stein Roe Global Utilities. Newport Fund Management, Inc. is sub-adviser for Newport Tiger. Columbia Management is sub-adviser for Columbia High Yield.

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Stein Roe & Farnham Incorporated ("Stein Roe") is the investment adviser for each Eligible Fund of SteinRoe Trust and sub-adviser for Stein Roe Global Utilities.

Liberty Wanger Asset Management, L.P. ("LWAM") is the investment adviser for each Eligible Fund of Wanger Trust.

We briefly describe the Eligible Funds and the objectives they seek to achieve below:
Eligible Funds of Liberty Trust
and Variable Account Sub-accounts	Investment Objective
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Colonial High Yield Securities*	High current income and total
("Colonial High Yield Securities Sub-account")	return by investing primarily in
lower rated corporate debt securities.
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Colonial Strategic Income	A high level of current income, as
(Colonial Strategic Income Sub-account)	is consistent with prudent risk and
maximizing total return, by
diversifying investments primarily
in U.S. and foreign government and
high yield, high risk corporate debt securities.
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Liberty Growth & Income	Long-term growth and income
(Liberty Growth & Income Sub-account)	by investing primarily in large
capitalization equity securities.

Columbia High Yield	High current income and total
(Columbia High Yield Sub-account)	return by investing primarily in
lower rated corporate debt securities.

Columbia International	Long-term capital growth, by investing
(Columbia International Sub-account)	primarily in non-U.S. equity securities.
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Newport Tiger	Long-term capital growth by
(Newport Tiger Sub-account)	investing primarily in equity
securities of companies located in
the ten Tigers of Asia (Hong Kong,
Singapore, South Korea, Taiwan,
Malaysia, Thailand, Indonesia,
India, China and the Philippines).
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Stein Roe Global Utilities*	Current income and long-term growth
(Stein Roe Global Utilities Sub-account)	of capital and income.
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Eligible Funds of SteinRoe Trust
and Variable Account Sub-accounts	Investment Objective

Liberty Federal Securities	Highest possible level of current
(Liberty Federal Securities Sub-account)	income consistent with safety of
principal and maintenance of
liquidity through investment
primarily in mortgage backed securities.
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Liberty Asset Allocation	High total investment return
(Liberty Asset Allocation)	through investment in a changing
mix of securities.
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Stein Roe Growth Stock	Long-term growth of capital through
(Stein Roe Growth Stock Sub-account)	investment primarily in common stocks.
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Liberty Money Market	High current income from short-term
(Liberty Money Market Sub-account)	money market instruments while
emphasizing preservation of capital
and maintaining excellent liquidity.
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Eligible Funds of Wanger Trust
And Variable Account Sub-accounts	Investment Objective

Wanger Foreign Forty	Long-term growth of capital.
(Wanger Foreign Forty Sub-account)

Wanger International Small Cap	Long-term growth of capital.
(Wanger International Small Cap Sub-account)

Wanger Twenty	Long-term growth of capital.
(Wanger Twenty Sub-account)

Wanger U.S. Smaller Companies	Long-term growth of capital.
(Wanger U.S. Small Companies Sub-account)

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Newport Tiger, Wanger Foreign Forty and Wanger International Small Cap are not currently available for investment.

* At a special meeting held on [February 19, 2003], the shareholders of the Funds approved proposals to merge Colonial High Yield Securities into Columbia High Yield, and Stein Roe Global Utilities into Columbia International, subject to the satisfaction of certain other conditions. The mergers are proposed to take place by the end of April.

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Transfer of Variable Account Value

You may transfer Variable Account Value from one Sub-account to another after the Right to Revoke Period.

We may charge a transfer fee or limit the number of transfers that you can make in a time period. Transfer limitations may prevent you from making a transfer on the date you select.

Limits on Transfers

Currently, we do not charge a transfer fee. We reserve the right to charge a fee for each transfer in excess of 12 in each Contract Year. We will notify you by e-mail, at your last known e-mail address, prior to charging any transfer fee or changing the limitation concerning the number of transfers we permit. The transfer fee will not exceed $10.

Currently, we limit the number or frequency of transfers as follows:
o	we impose a transfer limit of one transfer every 30 days, and

o

we limit each transfer to a maximum of $2,000,000, or such greater amount as we may permit. We treat all transfer requests for a Contract made on the same day as a single transfer. We may treat as a single transfer all transfers you request on the same day for every Contract you own. The total combined transfer amount is subject to the maximum limitation. If the total amount of the requested transfers exceeds the maximum, we will not execute any of the transfers, and

o

we treat as a single transfer all transfers made on the same day on behalf of multiple Contracts by a common attorney-in-fact, or transfers that are, in our determination, based on the recommendation of a common investment adviser or broker/dealer. The maximum limitation applies to such transfers. If the total amount of the requested transfers exceeds the maximum, we will not execute any of the transfers.

If we have executed a transfer with respect to your Contract as part of a multiple transfer request, we will not execute another transfer request for your Contract for 30 days.

By applying these limitations we intend to protect the interests of individuals who do and those who do not engage in significant transfer activity among Sub-accounts. We have determined that the actions of individuals engaging in significant transfer activity may adversely affect the performance of the Eligible Fund for the Sub-account involved. The movement of values from one Sub-account to another may prevent the appropriate Eligible Fund from taking advantage of investment opportunities because the Eligible Fund must maintain a liquid position in order to handle redemptions. Such movement may also cause a substantial increase in fund transaction costs which all Contract Owners must indirectly bear.

You may notify us in writing of your transfer requests or you may submit your transfer requests through the Internet Service Center. If we receive your transfer requests before 4:00 P.M. Eastern Time, we will initiate them at the close of business that day. We will initiate any requests received after that time at the close of the next business day. We will execute your request to transfer value by both redeeming and acquiring Accumulation Units on the day we initiate the transfer.

Substitution of Eligible Funds and Other Variable Account Changes

If shares of any of the Eligible Funds are no longer available for investment by the Variable Account, or further investment in the shares of an Eligible Fund is no longer appropriate under the Contract, we may add or substitute shares of another Eligible Fund or of another mutual fund for Eligible Fund shares already purchased or to be purchased in the future. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940.

We also reserve the right to make the following changes in relation to the Variable Account and Eligible Funds:
o	to operate the Variable Account in any form permitted by law;

o	to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable law;

o	to transfer any assets in any Sub-account to another or to one or more separate investment accounts;

o	to add, combine or remove Sub-accounts in the Variable Account; and

o	to change how we assess charges, so long as we do not increase them above the maximum total amount shown in the Fee Table in connection with your Contract.

DEDUCTIONS

Deductions for Annuity Asset Charge

We deduct an annuity asset charge on a daily basis in computing the Accumulation Unit Values and the Annuity Unit Values from each Sub-account. The annuity asset charge is equal, on an annual basis, to .65% of the average daily net asset value of each Sub-account. We deduct the charge both before and after the Income Date.

The charge compensates us for administrative expenses we incur and for mortality and expense risks we assume. Our administrative expenses include, but are not limited to, bookkeeping costs, the cost of maintaining our Service Office and our Internet Service Center, and the costs associated with sales of the Contract. We assume the risk that annuitants as a class may live longer than expected (mortality risk), and that expenses may be higher than the deductions for those expenses (expense risk). In either case, the loss will fall on us. Conversely, if such deductions exceed our actual expenses, the excess will be profit to us.

Deductions for Transfers of Variable Account Value

Currently, we do not charge a transfer fee. However, the Contract allows us to charge up to $10 for each transfer in excess of 12 per year. We will notify you by e-mail, at your last known e-mail address, prior to the imposition of any fee.

Deductions for Premium Taxes

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We deduct the amount of any premium taxes required by any state or governmental entity. Currently, we deduct premium taxes from Contract Value upon full surrender (including a surrender for the death benefit) or annuitization. The actual amount of any such premium taxes will depend, among other things, on the type of Contract you purchase (Qualified or Non-Qualified), on your state of residence, the state of residence of the Annuitant, and the insurance tax laws of those states. Currently such premium taxes range from 0% to 3.5% of total purchase payments.

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Deductions for Income Taxes

We will deduct income taxes from any amount payable under the Contract that a governmental authority requires us to withhold. See "Income Tax Withholding" and "Tax-Sheltered Annuities".

Total Variable Account Expenses

Total Variable Account expenses you will incur will be the annuity asset charge and, if applicable, a tax charge factor. (See "Calculation of Contract Value".)

The value of the assets in the Variable Account will reflect the value of Eligible Fund shares and the deductions and expenses paid out of the assets of the Eligible Funds. Each Eligible Fund pays a management fee to its investment adviser(s) based upon the average daily net asset value of the Fund. Each Eligible Fund also has additional operating expenses associated with the daily operation of the funds. The prospectuses for the Eligible Funds describe these deductions and expenses.

THE CONTRACTS

Variable Account Value

The Variable Account Value for your Contract is based on the sum of your proportionate interest in the value of each Sub-account to which you have allocated values. We determine the value of each Sub-account at any time by multiplying the number of Accumulation Units attributable to that Sub-account by its Accumulation Unit value.

Each purchase payment you make results in the credit of additional Accumulation Units to your Contract and the appropriate Sub-account. Purchase payments are credited to your Contract using the Accumulation Unit value that is next calculated after we receive your purchase payment. The number of additional units for any Sub-account will equal the amount allocated to that Sub-account divided by the Accumulation Unit value for that Sub-account at the time of investment.

Valuation Periods

We determine the value of the Variable Account each valuation period using the net asset value per share of the Eligible Fund shares. A valuation period is the period generally beginning at 4:00 P.M. (ET), or any other time for the close of trading on the New York Stock Exchange, and ending at the close of trading for the next business day. The New York Stock Exchange is currently closed on weekends; New Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day and Christmas Day.

Calculation of Contract Value

Contract Value at any time prior to the Income Date equals the sum of the values of the Accumulation Units credited in the Sub-accounts under the Contract. Your Contract Value will fluctuate with the investment results of the Eligible Funds underlying the Sub-accounts you have selected.

The value of a Sub-account on any Valuation Date is the number of Accumulation Units in the Sub-account multiplied by the value of an Accumulation Unit in the Sub-account at the end of the Valuation Period.

Accumulation Units for each Sub-account are valued separately. Initially, the value of an Accumulation Unit was arbitrarily established at the inception of the Sub-account. It may increase or decrease from Valuation Period to Valuation Period. The Accumulation Unit value for a Sub-account for any later Valuation Period is determined as follows:
o

the total value of Fund shares held in the Sub-account is calculated by multiplying the number of Fund shares owned by the Sub-account at the beginning of the Valuation Period by the net asset value per share of the Fund at the end of the Valuation Period (without giving effect to any transactions occurring during the Valuation Period), and adding any dividend or other distribution of the Fund if the record date for such distribution occurs during the Valuation Period; minus

o

the liabilities of the Sub-account at the end of the Valuation Period (such liabilities include the daily charge (see below) imposed on the Sub-account, and may include a tax charge factor (see below)); and the result is divided by

o	the outstanding number of Accumulation Units in the Sub-account at the beginning of the Valuation Period.

The daily charge imposed on a Sub-account for any Valuation Period represent the annuity asset charge adjusted for the number of calendar days in the Valuation Period.

No tax charge factor is currently necessary since there are no federal income taxes attributable to the Separate Account. If we determine that there are federal income taxes attributable to the Separate Account, we may create a factor for such taxes to be included in the calculation.

Modification of the Contract

Only our President or Secretary may agree to alter the Contract or waive any of its terms. A change may be made to the Contract if there have been changes in applicable law or interpretation of law. Any changes must be made in writing and with your consent, except as may be required by applicable law.

Right to Revoke

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Generally, you may return the Contract within 10 days after you receive it by delivering or mailing it to us. You may also cancel the Contract within 10 days through the Internet Service Center. If you return the Contract to us through the mail, the postmark on a properly addressed and postage-prepaid envelope determines if a Contract is returned within the 10-day period. We will treat the returned Contract as if we never issued it. We will promptly refund the Contract Value or purchase payments, whichever is required by state law, as of the date we receive the returned Contract or the date it is cancelled through the Internet Service Center. You may ask us which standard applies to your state. During the Right to Revoke Period, your initial purchase payment will be held in the Liberty Money Market Sub-account. Your initial purchase payment will not be transferred to the Sub-account(s) you select until the Right to Revoke Period has ended.

In some states, under applicable law or regulation, your Right to Revoke Period may be longer than 10 days. Please refer to your Contract.

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DEATH BENEFIT PROVISIONS

You may designate a Beneficiary during your lifetime and, unless prohibited by a previous designation, change the Beneficiary by mailing a request to our Service Office. A change of Beneficiary may be requested through the Internet Service Center but requires a signed request to be mailed to our Service Office. Each change of Beneficiary revokes any previous designation.

If there is a single Contract Owner and the Contract Owner dies before the Income Date, the Death Benefit paid to the designated Beneficiary will be the Contract Value as of the date on which we approve the payment of the claim.

The Death Benefit is the greater of premium payments or the current Contract Value, less any applicable state premium taxes.

The premium payment death benefit is:
o	the initial premium payment, plus

o	any additional premium payments, minus

o	any partial withdrawals.

We will determine the value of the Death Benefit as of the date on which the death claim is approved for payment. We will approve a claim for a Death Benefit upon receipt of:

o	proof, satisfactory to us, of the death of the Contract Owner;

o	a request for payment of the Death Benefit mailed to our Service Office; and

o	our receipt of all required claim forms, fully completed.

We will make payment of an approved Death Benefit in accordance with applicable laws and regulations governing payment of Death Benefits. We will not allow any payment that does not satisfy the requirements of Internal Revenue Code section 72(s) or 401(a)(9) as applicable, as amended from time to time.

Unless otherwise provided in the Beneficiary designation, one of the following procedures will occur on the death of a Beneficiary:
o	if any Beneficiary dies before the Contract Owner, that Beneficiary's interest will go to any other Beneficiaries named, according to their respective interests; and/or

o	if no Beneficiary survives the Contract Owner, the proceeds of the Death Benefit will be paid to the Contract Owner's estate.

The Death Benefit payable to the Beneficiary must be distributed within five years of the Contract Owner's date of death unless the Beneficiary begins receiving within one year of the Contract Owner's death substantially equal installments over a period not extending beyond the Beneficiary's life expectancy.

If the Beneficiary is the spouse of the Contract Owner, then he or she may elect to continue the Contract as Contract Owner. If the Contract Owner is a corporation or other non-natural person, the death of the Annuitant will be treated as the death of the Contract Owner and the above distribution rules will apply.

If there are joint Contract Owners, upon the death of the first joint Contract Owner, the surviving joint Contract Owner will receive the Death Benefit. The surviving joint Contract Owner will be treated as the primary, Designated Beneficiary. Any other designation on record at the time of death will be treated as a contingent Beneficiary.

If the surviving joint Contract Owner, as spouse of the deceased joint Contract Owner, continues the Contract as the sole owner in lieu of receiving the Death Benefit, then the designated Beneficiary(s) will receive the Death Benefit upon the death of the surviving spouse.

Death of Annuitant

If the Annuitant is also the Contract Owner or joint Contract Owner, then the Death Benefit will be subject to the provisions of the Contract regarding death of the Contract Owner. If a surviving spouse assumes the contract upon death of a joint Contract Owner Annuitant, then the contingent Annuitant becomes the Annuitant. If no contingent Annuitant is named, then the surviving spouse becomes the Annuitant.

If an Annuitant who is not the Contract Owner or joint Contract Owner dies, then the contingent Annuitant, if any, becomes the Annuitant. If no contingent Annuitant is named, the Contract Owner (or joint Contract Owner if younger) becomes the Annuitant.

CONTRACT OWNERSHIP

The Contract Owner shall be the person designated in the application and you may exercise all the rights of the Contract. Joint Contract Owners are permitted. Contingent Contract Owners are not permitted.

You may direct us in writing to change the Contract Owner, primary beneficiary, contingent beneficiary or contingent annuitant. If the selection of a beneficiary or annuitant was designated "irrevocable", that selection may be changed only with that person's written consent.

Because a change of Contract Owner by means of a gift may be a taxable event, you should consult a qualified tax professional as to the tax consequences resulting from such a transfer.

Any Qualified Contract may have limitations on transfer of ownership. You should consult the plan administrator and a qualified tax professional as to the tax consequences resulting from such a transfer.

ASSIGNMENT

You may assign the Contract at any time. You must file a copy of any assignment with us. Your rights and those of any revocably-named person will be subject to the assignment. A Qualified Contract may have limitations on your ability to assign the Contract.

Because an assignment may be a taxable event, you should consult a qualified tax professional as to the tax consequences resulting from any such assignment.

PARTIAL WITHDRAWALS AND SURRENDER

You may make partial withdrawals from the Contract by notifying us by mail. You may not make a partial withdrawal during the Right to Revoke Period. The minimum withdrawal amount is $300. If the Contract Value after a partial withdrawal would be below $1,000, we will treat the request as a withdrawal of only the amount over $1,000. Unless you specify otherwise, we will deduct the total amount withdrawn from all Sub-accounts of the Variable Account in the ratio that the value in each Sub-account bears to the total Variable Account Value.

You may totally surrender the Contract by notifying us by mail. Surrendering the Contract will end it. Upon surrender, you will receive the Contract Value less any applicable premium taxes.

We will pay the amount of any surrender within seven days of receipt of your request. Alternatively, you apply any surrender benefit of at least $5,000 to an annuity payment option for yourself. If the Contract Owner is not a natural person, we must consent to the selection of an annuity payment option.

You may not make partial withdrawals or surrender annuity options based on life contingencies after annuity payments have begun. Once annuity payments have begun, partial withdrawals and surrenders are available only under Option A. Any partial surrender will reduce your future annuity payments.

Because of the potential tax consequences of a partial withdrawal or surrender, you should consult a qualified tax professional.

Participants under Qualified Plans as well as Contract Owners, Annuitants, and Designated Beneficiaries are cautioned that you may not be able to take a partial withdrawal or surrender the Contract under a Qualified Plan. You should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that Plan.

ANNUITY PROVISIONS

Annuity Benefits

If the Annuitant is alive on the Income Date and the Contract is In Force, we will begin variable income payments to the Annuitant under the Annuity Option or Options you have chosen. We determine the amount of the initial payment(s) on the Income Date by applying the Contract Value less any premium taxes not previously deducted to the option selected. See "Variable Annuity Payment Values" for additional information on how we calculate annuity payment amounts.

Subsequent payments will fluctuate in amount.

Annuity Option and Income Date

You may select an Annuity Option and Income Date at the time of application or later. Any Income Date must be:

o	not earlier than the first day after the Contract Date, and

o	not later than the earlier of
	(i)	the later of the Annuitant's 90th birthday and the 10th Contract Anniversary or

	(ii)	any maximum date permitted under state law.

You may continue to make purchase payments until you reach your Income Date.

If you do not select an Income Date for the Annuitant, the Income Date will automatically be the latest date specified above.

You may choose or change an Annuity Option or the Income Date through the Internet Service Center or by writing to us at least 30 days before the Income Date.

Annuity Options

The Annuity Options are:

Option A: Income for a Fixed Number of Years;

Option B: Life Income with 10 Years of Payments Guaranteed; and

Option C: Joint and Last Survivor Income.

You may arrange other variable income options if we agree. Fixed income payments are not available. If you do not select an Annuity Option, we automatically choose Option B.

The payee is the person who will receive the sum payable under a payment option. Any payment option that provides for payments to continue after the death of the payee will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

If the amount available under any annuity option is less than $5,000, we reserve the right to pay such amount in one sum to the payee in lieu of the payment otherwise provided for.

We will make annuity payments monthly unless you have requested quarterly, semi-annual or annual payments. However, if any payment would be less than $100, we have the right to reduce the frequency of payments to a period that will result in each payment being at least $100.

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Option A: Income For a Fixed Number of Years. We will pay an annuity for a chosen number of years, not less than 5 nor over 50. You may choose a period of years over 30 only if it does not exceed the difference between age 100 and the Annuitant's age on the date of the first payment. We refer to Option A as Preferred Income Plan (PIP). At any time, the payee may elect to receive the present value of the remaining variable annuity payments, commuted at the 5% interest rate (3% for Florida Contracts) used to create the annuity factor for this option (this interest rate for variable annuity payments is also referred to as the assumed investment rate (AIR) or benchmark rate).

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Instead of receiving a lump sum, the payee may elect another payment option.

If, at the death of the payee, Option A payments have been made for fewer than the chosen number of years:
o	we will continue payments during the remainder of the period to the successor payee; or

o

the successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the 5% (3% for Florida Contracts) interest rate used to create the annuity factor for this option.

The annuity asset charge is deducted during the Option A payment period, but we have no mortality risk during this period.

Currently, we permit the original payee to make a number of changes to variable payments under Option A. For regular PIPs, a change may be made generally only on the anniversary of the date of your initial PIP payment. The permissible changes include:
o	shortening or lengthening the period certain provided the payments already made and those to be made meet the 5 - 50 year and age 100 limits described above;

o	changing to a life option - note that under this option the payee no longer may end the payments for a commuted value;

o	changing the payment frequency; and

o	changing the day of the month on which payment occurs.

See "Annuity Payments" for the manner in which Option A may be taxed.

Option B: Life Income with 10 Years of Payments Guaranteed. We will pay an annuity during the lifetime of the payee. If, at the death of the payee, payments have been made for fewer than 10 years:
o	we will continue payments during the remainder of the period to the successor payee; or

o

the successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the 5% (3% for Florida Contracts) interest rate used to create the annuity factor for this option.

The amount of the annuity payments will depend on the age of the payee on the Income Date and it may also depend on the payee's sex.

In the case of Options A and B, the present value of remaining payments referred to above will be based on interest compounded annually at the current AIR or benchmark rate and on the assumption that each future payment is equal in amount to a payment determined using the applicable Sub-account annuity unit values for the Valuation Period which ends on the date of determination.

Option C: Joint and Last Survivor Income. We will pay an annuity for as long as either the payee or a designated second natural person is alive. The amount of the annuity payments will depend on the age of both persons on the Income Date and it may also depend on each person's sex. It is possible under this option to receive only one annuity payment if both payees die after the receipt of the first payment, or to receive only two annuity payments if both payees die after receipt of the second payment, and so on.

Variable Annuity Payment Values

We determine the amount of the first payment by multiplying the Contract Value you are applying to variable annuity payments by the annuity purchase rate for the Annuity Option you have selected. The annuity purchase rates based on an assumed annual investment rate (AIR or benchmark rate) of 5% per year (3% per year for Florida Contracts). (See below and "Variable Annuity Payment Values" in the Statement of Additional Information for more information on AIRs and how your initial variable payment is calculated.)

Subsequent payments will fluctuate in amount and reflect whether the actual investment return of the selected Sub-account(s) (after deducting the annuity asset charge) is better or worse than the assumed investment rate. The total dollar amount of each payment will be equal to the sum of all Sub-account payments.

We limit the number of times or the frequency with which a payee may instruct us to change the Sub-account(s) used to determine the amount of the annuity payments to three times per contract year. We reserve the right to change the number of transfers that we allow. Currently, there is also no charge for such transfers. We reserve the right to charge a transfer fee of $10 per transfer for each transfer. We will notify you by e-mail, at your last known e-mail address, of any change in the number of transfers we allow or if we begin to charge any transfer fee.

If you apply the same amount to a particular payment option, a 5% AIR will result in a larger initial payment than will a 3% AIR. You should note, however, that, assuming the same investment performance, your subsequent payments using a 5% AIR will increase by a smaller percentage (when they increase) and decrease by a larger percentage (when they decrease) than will subsequent payments using a 3% AIR. Indeed, it is possible that after a sufficient period of time, payments determined using a 5% AIR may be lower than payments commencing at the same time using the same Sub-accounts but a 3% AIR. Note that if you select Option A (Income for a Fixed Number of Years) and payments continue for the entire period, the 5% AIR payment amount will start out being larger than the 3% AIR payment amount but eventually the 5% AIR payment amount will become less than the 3% AIR payment amount. Whether you would be better off choosing a higher or lower AIR depends on the annuity payment option you choose, the investment performance of the Sub-accounts you choose, and the period for which payments are received.

Proof of Age, Sex, and Survival of Annuitant

We may require proof of age, sex or survival of any payee upon whose age, sex or survival payments depend. If the age or sex has been misstated, we will compute the amount payable based on the correct age and sex. If income payments have begun, we will pay in full any underpayments with the next annuity payment and deduct any overpayments, unless repaid in one sum, from future annuity payments until we are repaid in full.

SUSPENSION OF PAYMENTS

We reserve the right to suspend or postpone any type of payment from the Variable Account for any period when:
o	the New York Stock Exchange (NYSE) is closed other than customary weekend or holiday closings;

o	trading on the Exchange is restricted;

o	an emergency exists as a result of which it is not reasonably practicable to dispose of securities held in the Variable Account or determine their value; or

o	the Securities and Exchange Commission permits delay for the protection of security holders.

The applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the prior two conditions described above exist.

ADVERTISING

We may provide to you and prospective Contract Owners advertising and other information on a variety of topics. Such topics may include the relationship between certain economic sectors and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation). Such topics may also include, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

In marketing the variable annuity Contracts, we may refer to certain ratings assigned to us under the rating systems of the A.M. Best and Company, Standard & Poor's, Moody's and Duff & Phelps. The objective of these rating systems is to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion about that company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of the insurance company. In marketing the Contracts and the underlying funds, we may at times use data published by other nationally-known independent statistical services. These service organizations provide relative measures of such factors as an insurer's claims paying ability, the features of particular Contracts, and the comparative investment performance of the Eligible Funds with other portfolios having similar objectives. A few such services are: Duff & Phelps, the Lipper Group, Moody's, Morningstar, Standard and Poor's and VARDS. Marketing materials may employ illustrations of compound interest, discuss automatic withdrawal services, and describe our customer base, assets, and our relative size in the industry. They may also discuss other features of Keyport, the Variable Account, the Eligible Funds and their investment management.

TAX STATUS

Introduction

This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws and is not intended as tax advice. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

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You may purchase a Contract that is not issued under a Qualified Plan ("Non-Qualified Certificate") or a Contract that is used under a Plan that is Qualified under the provisions of the Internal Revenue Code of 1986, as amended (the "Code") (a "Qualified Contract"). The ultimate effect of federal income taxes on the Contract Value, on annuity payments, and on the economic benefit to the Contract Owner, Annuitant or Designated Beneficiary depends on the type of retirement plan for which you purchase the Contract and upon the tax and employment status of the individual concerned.

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Taxation of Annuities in General

For federal income tax purposes, purchase payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, purchase payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the cost basis for purposes of determining the taxable portion of any distributions from a Qualified Contract.

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

Section 72 of the Code governs taxation of annuities in general. There are no income taxes on increases in the value of a Contract until a distribution occurs, in the form of a full surrender, a partial withdrawal, an assignment or gift of the Contract, or annuity payments. A trust or other entity owning a Non-Qualified Contract, other than as an agent for an individual, is taxed differently; increases in the value of a Contract are taxed yearly whether or not a distribution occurs.

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Surrenders, Death Benefit Payments, Assignments and Gifts. If you fully surrender your Contract, the portion of the surrender payment that exceeds your cost basis in the Contract is subject to tax as ordinary income. For Non-Qualified Contracts, the cost basis is generally the amount of the purchase payments made for the Contract. For Qualified Contracts, the cost basis is generally zero and the taxable portion of the surrender payment is generally taxed as ordinary income. A Designated Beneficiary receiving a lump sum death benefit payment after your death or the death of the Annuitant is taxed similarly on the portion of the amount that exceeds your cost basis in the Contract. If the Designated Beneficiary elects to receive annuity payments that begin within one year of the decedent's death, different tax rules apply. See "Annuity Payments" below. For Non-Qualified Contracts, the tax treatment applicable to Designated Beneficiaries may be contrasted with the income tax treatment applicable to persons inheriting and then selling mutual fund shares with a date-of-death value in excess of their basis.

Partial withdrawals received under Non-Qualified Contracts prior to annuitization are first included in gross income to the extent Contract Value exceeds purchase payments. Then, to the extent the Contract Value does not exceed purchase payments, such withdrawals are treated as a non-taxable return of principal to you. For partial withdrawals under a Qualified Contract, a portion of each payment is treated as a non-taxable return of principal and the remaining amount is treated as taxable income. Since the cost basis of Qualified Contracts is generally zero, partial withdrawal amounts will generally be fully taxed as ordinary income.

If you assign or pledge a Non-Qualified Contract, you will be subject to taxation under the rules applicable to partial withdrawals or surrenders. If you give away your Contract to anyone other than your spouse, you are treated for income tax purposes as if you had fully surrendered the Contract. If the transfer is to a charity, you may be allowed a deduction for some or all of the value of the Contract transferred.

A special computational rule applies if we issue to you, during any calendar year, two or more Contracts, or one or more Contracts and one or more of our other annuity contracts. Under this rule, all of the contracts will be treated as one contract. We believe this means that the amount of any distribution under any one Contract will be includable in gross income to the extent that at the time of distribution the sum of the values for all the Contracts or contracts exceeds the sum of each contract's cost basis.

Annuity Payments. We determine the non-taxable portion of each variable annuity payment by dividing the cost basis of your values by the total number of expected payments. We determine the non-taxable portion of each fixed annuity payment with an "exclusion ratio" formula which establishes the ratio that the cost basis of your values bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Contracts, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the payee lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Because variable annuity payments can increase over time and because certain payment options provide for a lump sum right of commutation, it is possible that the IRS could determine that variable annuity payments should not be taxed as described above but instead should be taxed as if they were received under an agreement to pay interest. This determination would result in a higher amount (up to 100%) of certain payments being taxable.

With respect to the "level monthly" payment option available under Annuity Option A, pursuant to which each annual payment is placed in our general account and paid out with interest in twelve equal monthly payments, it is possible the IRS could determine that receipt of the first monthly payout of each annual payment is constructive receipt of the entire annual payment. Thus, the total taxable amount for each annual payment would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

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The Code does not specifically address partial withdrawals from annuity payments. Based on a private letter ruling issued by the IRS in 2000, it is our intention to report as taxable income the portion of any partial withdrawal from variable annuity Option A that does not exceed immediately before the partial withdrawal the present value of remaining payments less the Contract's remaining cost basis. Under this approach, a partial withdrawal of $10,000 when the present value is $150,000 and the remaining cost basis is $145,000 would result in taxable income of $5,000 being reported. Since private letter rulings do not bind the IRS, the IRS could take the position that the Code requires the full amount of the partial withdrawal ($10,000 in the example) to be treated as taxable income. Under either approach to determining the taxable income associated with a partial withdrawal, some taxpayers, such as those under age 59 1/2, could be subject to additional tax penalties. Because of the potential for adverse tax results as described above, you should carefully consider, prior to making a partial withdrawal, your need for funds from the Contract and the tax implications. You should also consult a qualified tax professional prior to making a partial withdrawal.

Penalty Tax. Payments received by you, Annuitants, and Designated Beneficiaries under Contracts may be subject to both ordinary income taxes and a penalty tax equal to 10% of the amount received that is includable in income. The penalty tax is not imposed on the following amounts received:

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o	after the taxpayer attains age 59-1/2;
o	in a series of substantially equal periodic payments made for life or life expectancy;
o	after the death of the Contract Owner (or, where the Contract Owner is not a human being, after the death of the primary Annuitant, as defined in the Code);
o	if the taxpayer becomes totally and permanently disabled; or
o

under a Non-Qualified immediate annuity contract that provides for a series of substantially equal periodic payments; provided that only one purchase payment is made to the Contract, that the Contract is not issued as a result of a Section 1035 exchange, and that the first annuity payment begins in the first Contract Year.

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Income Tax Withholding. We are required to withhold federal income taxes on taxable amounts paid under Contracts unless the recipient elects not to have withholding apply. We will notify recipients of their right to elect not to have withholding apply.

Section 1035 Exchanges. You may purchase a Non-Qualified Contract with proceeds from the surrender of an existing annuity contract. Such a transaction may qualify as a tax-free exchange pursuant to Section 1035 of the Code. It is our understanding that in such an event:
o	the new Contract will be subject to the distribution-at-death rules described in "Death Benefit Provisions";

o

purchase payments made between August 14, 1982 and January 18, 1985 and the income allocable to them will, following an exchange, no longer be covered by a "grandfathered" exception to the penalty tax for a distribution of income that is allocable to an investment made over 10 years prior to the distribution; and

o	purchase payments made before August 14, 1982 and the income allocable to them will, following an exchange, continue to receive the following "grandfathered" tax treatment under prior law:
	(i)	the penalty tax does not apply to any distribution;
	(ii)	partial withdrawals are treated first as a non-taxable return of principal and then a taxable return of income; and
	(iii)	assignments are not treated as surrenders subject to taxation.

Diversification Standards. The U.S. Secretary of the Treasury has issued regulations that set standards for diversification of the investments underlying variable annuity contracts (other than pension plan contracts). The Eligible Funds intend to meet the diversification requirements for the Contract, as those requirements may change from time to time. If the diversification requirements are not satisfied, the Contract will not be treated as an annuity contract. As a consequence, income earned on a Contract would be taxable to you in the year in which diversification requirements were not satisfied, including previously non-taxable income earned in prior years.

The preamble to the 1986 investment diversification regulations stated that the Internal Revenue Service may promulgate guidelines under which an owner's excessive control over investments underlying a variable annuity contract will preclude the contract from qualifying as an annuity for federal tax purposes. The guidelines could impose requirements that are not reflected in the Contract. We, however, have reserved certain rights to alter the Contract and investment alternatives so as to comply with such guidelines. Since no guidelines have been issued, there can be no assurance as to the content of such guidelines or even whether application of the guidelines will be prospective. For these reasons, you are urged to consult with a qualified tax professional.

Qualified Plans

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The Contract is for use with several types of Qualified Plans. Under the Code, Qualified Plans generally enjoy tax-deferred accumulation of amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a Qualified Plan, you should only consider the Contract's other features, including the availability of lifetime annuity payments and death benefit protection.

The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Therefore, we do not attempt to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, Annuitants, and Designated Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contract issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contract in connection with them. Purchasers of the Contract should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that Plan.

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Individual Retirement Annuities

Sections 408(b) and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" and "Roth IRA", respectively. These individual retirement annuities are subject to limitations on the amount which may be contributed, the persons who may be eligible to contribute, and on the time when distributions may commence. In addition, distributions from certain types of Qualified Plans may be placed on a tax-deferred basis into a Section 408(b) Individual Retirement Annuity.

Annuity Purchases by Nonresident Aliens

The discussion above provides general information regarding federal income tax consequences to annuity purchasers who are U.S. citizens or resident aliens. Purchasers who are not U.S. citizens or resident aliens will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower rate applies in a U.S. treaty with the purchaser's country. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax professional regarding U.S., state, and foreign taxation with respect to an annuity purchase.

VARIABLE ACCOUNT VOTING PRIVILEGES

In accordance with our view of present applicable law, we will vote the shares of the Eligible Funds held in the Variable Account at regular and special meetings of the shareholders of the Eligible Funds in accordance with instructions received from persons having the voting interest in the Variable Account. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.

However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation should change, and as a result we determine that we are permitted to vote the shares of the Eligible Funds in our own right, we may elect to do so.

You have the voting interest under a Contract prior to the Income Date. The number of shares held in each Sub-account which are attributable to you is determined by dividing your Variable Account Value in each Sub-account by the net asset value of the applicable share of the Eligible Fund. The payee has the voting interest after the Income Date under an annuity payment option. The number of shares held in the Variable Account which are attributable to each payee is determined by dividing the reserve for the annuity payments by the net asset value of one share. During the annuity payment period, the votes attributable to a payee decrease as the reserves underlying the payments decrease.

We will determine the number of shares in which a person has a voting interest as of the date established by the respective Eligible Fund for determining shareholders eligible to vote at the meeting of the Fund. We will solicit voting instructions in writing prior to such meeting in accordance with the procedures established by the Eligible Fund.

Each person having a voting interest in the Variable Account will receive periodic reports relating to the Eligible Fund(s) in which he or she has an interest, proxy material and a form with which to give such voting instructions.

SALES OF THE CONTRACTS

The Contracts will be sold through the Internet Service Center we maintain for this purpose. Keyport Financial Services Corp. ("KFSC"), our subsidiary, serves as the principal underwriter for the Contract described in this prospectus. KFSC is registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. It is located at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. We may also from time to time enter into selling agreements with other broker/dealers who will also distribute the Contracts. Such broker/dealers will be appropriately licensed to sell the Contracts.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account or the Principal Underwriter are a party. We are engaged in various kinds of routine litigation which, in our judgment, is not of material importance in relation to our total capital and surplus.

RECORDS AND REPORTS

As presently required by the Investment Company Act of 1940 ("1940 Act") and applicable regulations, we are responsible for maintaining all records and accounts relating to the Variable Account. We will electronically mail to you, at your last know e-mail address, at least semiannually after the first Contract Year, reports containing information required by the 1940 Act or any other applicable law or regulation.

INQUIRIES BY CONTRACT OWNERS

If you have questions about your Contract, you may send an e-mail to our Internet Service Center (Help@Mail.AnnuityNet.com) or visit the Internet Service Center on the world wide web at http://www.AnnuityNet.com or write to us at Keyport Life Insurance Company, P.O. Box 691, Leesburg, VA 20178. You may also call our Service Office at (871) 569-3789.

TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION

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PART B

STATEMENT OF ADDITIONAL INFORMATION

INDIVIDUAL FLEXIBLE PURCHASE PAYMENT

DEFERRED VARIABLE ANNUITY CONTRACT

ISSUED BY

VARIABLE ACCOUNT A

OF

KEYPORT LIFE INSURANCE COMPANY ("Keyport")

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This Statement of Additional Information (SAI) is not a prospectus but it relates to, and should be read in conjunction with, the Stein Roe variable annuity prospectus dated May 1, 2003. The SAI is incorporated by reference into the prospectus. A free copy of the prospectus is available by writing Keyport at its Service Office P.O. Box 691, Leesburg, VA 20178 or upon e-mail request through our Internet Service Center website (http://www.AnnuityNet.com) or by calling (877) 569-3789. The prospectus is also available through the SEC website (http://www.sec.gov). In addition, other information regarding the Company and the Separate Account is available at the SEC website and through our Internet Service Center.

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TABLE OF CONTENTS

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The date of this statement of additional information is May 1, 2003.

EA.SAI	05/2003

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KEYPORT LIFE INSURANCE COMPANY

Sun Life Financial Services of Canada, Inc. ("Sun Life Financial"), a reporting company under the Securities Exchange Act of 1034 with common shares listed on the Toronto, New York, London and Philippines stock exchanges, is the ultimate corporate parent of Keyport. For additional information about Keyport, see "Keyport and the Variable Account" in the prospectus.

VARIABLE ANNUITY BENEFITS

Variable Annuity Payment Values

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For each variable payment option, we calculate separately each Sub-account's contribution to your periodic payments. Your total periodic payment equals the sum of the payment amounts determined for all of the Sub-accounts you have selected.

The first payment for each Sub-account will be determined by deducting any applicable state premium taxes and then dividing the remaining value of that Sub-account by $1,000 and multiplying the result by the greater of: (a) the applicable factor from the Contract's annuity table for the particular payment option and the assumed annual investment rate ("AIR") you have selected; or (b) the factor currently offered by Keyport at the time annuity payments begin. This current factor may be based on the sex of the payee unless to do so would be prohibited by law.

The number of Annuity Units for each Sub-account will be determined by dividing such first payment by the Sub-account Annuity Unit value for the Valuation Period that includes the date of the first payment. The number of Annuity Units remains fixed for the annuity payment period. Each Sub-account payment after the first one will be determined by multiplying (a) by (b), where: (a) is the number of Sub-account Annuity Units; and (b) is the Sub-account Annuity Unit value for the Valuation Period that includes the date of the particular payment.

Variable annuity payments will fluctuate in accordance with the investment results of the underlying Eligible Funds. In order to determine how these fluctuations affect annuity payments, Keyport uses an Annuity Unit value. Each Sub-account has its own Annuity Units and value per Unit. The Annuity Unit value applicable during any Valuation Period is determined at the end of such period.

When Keyport first purchased Eligible Fund shares on behalf of the Variable Account, each Annuity Unit for each Sub-account was valued at a specified dollar amount. The Unit value for each Sub-account in any Valuation Period thereafter may increase or decrease and is determined as follows:
o

the total value of Fund shares held in the Sub-account is calculated by multiplying the number of Fund shares owned by the Sub-account at the beginning of the Valuation Period by the net asset value per share of the Fund at the end of the Valuation Period (without giving effect to any transactions occurring during the Valuation Period), and adding any dividend or other distribution of the Fund if the record date for such distribution occurs during the Valuation Period; minus

o

the liabilities of the Sub-account at the end of the Valuation Period (such liabilities include daily charges imposed on the Sub-account, and may include a tax charge factor); and the result is divided by

o

the outstanding number of Annuity Units in the Sub-account at the beginning of the Valuation Period. The result is adjusted by a factor to reflect the AIR. The AIR for Annuity Units based on the Contract's annuity tables is 5% per year (3% per year for Florida Contracts).

With a particular AIR, payments after the first one will increase or decrease from month to month based on whether the actual annualized investment return of the selected Sub-account(s) (after deducting the Mortality and Expense Risk Charge) is better or worse than the assumed AIR percentage. For example, consider what would happen if the actual annualized investment return is 9%, 5%, 3%, or 0% between the time of the first and second payments. With an actual 9% return, the 5% AIR payments would increase in amount. With an actual 5% return, the 5% AIR payment would stay the same. With an actual return of 3%, the 5% AIR payment would decrease in amount. Finally, with an actual return of 0%, the 5% AIR payments would decrease in amount.

Re-Allocating Sub-account Payments

The number of Annuity Units for each Sub-account under any variable annuity option will remain fixed during the entire annuity payment period unless the payee makes a written request for a change. Currently, a payee can instruct Keyport to change the Sub-account(s) used to determine the amount of the variable annuity payments unlimited times every 12 months. The payee's request must specify the percentage of the annuity payment that is to be based on the investment performance of each Sub-account. The percentage for each Sub-account, if not zero, must be at least 5% and must be a whole number. At the end of the Valuation Period during which Keyport receives the request, Keyport will: (a) value the Annuity Units for each Sub-account to create a total annuity value; (b) apply the new percentages the payee has selected to this total value; and (c) recompute the number of Annuity Units for each Sub-account. This new number of units will remain fixed for the remainder of the payment period unless the payee requests another change.

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SAFEKEEPING OF ASSETS

Keyport acts as custodian for, and is responsible for the safekeeping of, the assets of the Variable Account. Keyport has responsibility for providing all administration of the Contracts and the Variable Account. This administration includes, but is not limited to, preparation of the Contracts, maintenance of Contract Owners' records, and all accounting, valuation, regulatory and reporting requirements.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Keyport Financial Services Corp. ("KFSC"), a wholly-owned subsidiary of Keyport.

EXPERTS

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The financial statements of the Variable Account at December 31, 2002 and for the year then ended, and the financial statements of Keyport Life Insurance Company at December 31, 2002 and for the year then ended, both included herein, have been audited by Deloitte & Touche LLP as stated in their reports appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Their principal office is located at 200 Berkeley Street, Boston, Massachusetts.

Ernst & Young LLP, independent auditors, audited the consolidated financial statements of Keyport Life Insurance Company at December 31, 2001, and for the ten-month period ended October 31, 2001 and the two-month period ended December 31, 2001, and for the year ended December 31, 2000, and the statement of changes in net assets of the Variable Account for the year ended December 31, 2001, as set forth in their reports. We have included these financial statements herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing. Their principal office is located at 200 Clarendon Street, Boston, Massachusetts.

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INVESTMENT PERFORMANCE

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The Variable Account may from time to time quote performance information concerning its various Sub-accounts. A Sub-account's performance may also be compared to the performance of sub-accounts used with variable annuities offered by other insurance companies. This comparative information may be expressed as a ranking prepared by Financial Planning Resources, Inc. of Miami, FL (The VARDS Report), Lipper Analytical Services, Inc., or by Morningstar, Inc. of Chicago, IL (Morningstar's Variable Annuity Performance Report), which are independent services that compare the performance of variable annuity sub-accounts. The rankings are done on the basis of changes in accumulation unit values over time and do not take into account any charges (such as distribution charges or administrative charges) that are deducted directly from Contract values.

Ibbotson Associates of Chicago, IL provides historical returns from 1926 on capital markets in the United States. The Variable Account may quote the performance of its Sub-accounts in conjunction with the long-term performance of capital markets in order to illustrate general long-term risk versus reward investment scenarios. Capital markets tracked by Ibbotson Associates include common stocks, small company stocks, long-term corporate bonds, long-term government bonds, U.S. Treasury Bills, and the U.S. inflation rate. Historical total returns are determined by Ibbotson Associates for: Common Stocks, represented by the Standard and Poor's Composite Stock Price Index (an unmanaged weighted index of 90 stocks prior to March 1957 and 500 stocks thereafter of industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market); Small Company Stocks, represented by the fifth capitalization quintile (i.e., the ninth and tenth deciles) of stocks on the New York Stock Exchange for 1926-1981 and by the performance of the Dimensional Fund Advisors Small Company 9/10 (for ninth and tenth deciles) Fund thereafter; Long Term Corporate Bonds, represented beginning in 1969 by the Salomon Brothers Long-Term High-Grade Corporate Bond Index, which is an unmanaged index of nearly all Aaa and Aa rated bonds, represented for 1946-1968 by backdating the Salomon Brothers Index using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers in computing its Index, and represented for 1925-1945 through the use of the Standard and Poor's monthly High-Grade Corporate Composite yield data, assuming a 4% coupon and a 20-year maturity; Long-Term Government Bonds, measured each year using a portfolio containing one U.S. government bond with a term of approximately twenty years and a reasonably current coupon; U.S. Treasury Bills, measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the shortest-term bill having not less than one month to maturity; Inflation, measured by the Consumer Price Index for all Urban Consumers, not seasonably adjusted, since January, 1978 and by the Consumer Price Index before then. The stock capital markets may be contrasted with the corporate bond and U.S. government securities capital markets. Unlike an investment in stock, an investment in a bond that is held to maturity provides a fixed rate of return. Bonds have a senior priority to common stocks in the event the issuer is liquidated and interest on bonds is generally paid by the issuer before it makes any distributions to common stock owners. Bonds rated in the two highest rating categories are considered high quality and present minimal risk of default. An additional advantage of investing in U.S. government bonds and Treasury bills is that they are backed by the full faith and credit of the U.S. government and thus have virtually no risk of default. Although government securities fluctuate in price, they are highly liquid.

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Average annual total return information shows the average annual compounding percentage change applied to the value of an investment in the Sub-account from the beginning of the measuring period to the end of that period. This average annual total return reflects all historical investment results, less all Sub-account and Contract charges and deductions as required by certain regulatory rules. Average total return is not reduced by any premium taxes. Average total return would be less if these taxes were deducted.

In order to calculate average annual total return, we divide the change in value of a Sub-account under a Contract surrendered on a particular date by a hypothetical $1,000 investment in the Sub-account. We then annualize the resulting total rate for the period to obtain the average annual compounding percentage change during the period.

Average Annual Total Return for a Contract that is Surrendered

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The tables below provide performance results for each Sub-account through December 31, 2002. The results shown in this section are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Contract Owner.

The following tables were calculated using the method prescribed by the Securities and Exchange Commission. They illustrate each Sub-account's average annual total return over the periods shown assuming a single $1,000 initial purchase payment and the surrender of the Contract at the end of each period. The Sub-account's average annual total return is the annual rate that would be necessary to achieve the ending value of an investment kept in the Sub-account for the period specified. The first table uses the inception date of the Contract's Sub-accounts while the second table assumes the Contract was available prior to that date on the Funds' inception date.

Each calculation assumes that the $1,000 initial purchase payment was allocated to only one Sub-account and no transfers or additional purchase payments were made. The rate of return reflects all charges assessed against a Contract and the Sub-account except for any premium taxes that may be payable. The charge reflected is the annual .65% Annuity Asset Charge.

	Average Annual Total Return for a
	Contract Surrendered on 12/31/02
	Hypothetical $1,000 Purchase Payment*

	Length of Investment Period
	One	Three	Five	Ten	Since Sub-account
Sub-account	Year	Years	Years	Years	Inception Shown
Colonial High Yield Securities**	-10.14%	-6.40%	N/A	N/A	-4.26%(05/19/98)
Colonial Strategic Income	1.83%	2.11%	3.08%	N/A	4.20%(11/18/96)
Liberty Growth & Income	-27.11%	-8.91%	0.14%	N/A	5.03%(11/18/96)
Stein Roe Global Utilities**	-19.05%	-15.27%	-2.10%	N/A	2.77%(11/18/96)
Liberty Federal Securities	3.04%	7.35%	6.15%	N/A	6.52%(11/18/96)
Liberty Asset Allocation	-17.56%	-9.31%	-1.23%	N/A	1.67%(11/18/96)
Stein Roe Growth Stock	-34.77%	-24.21%	-5.98%	N/A	-0.62%(11/18/96)
Wanger Twenty	-13.72%	N/A	N/A	N/A	-1.47%(10/16/00)
Wanger U.S. Smaller Companies	-22.31%	N/A	N/A	N/A	-3.68%(10/16/00)

* Fund expenses in excess of defined amounts were reimbursed during one or more calendar years for all Funds except Newport Tiger and Liberty Asset Allocation. Without this expense reimbursement any return percentages shown that include these calendar years would be lower. See "Fee Table" in the prospectus for any expense reimbursement percentages currently applicable to the Funds.

** At a special meeting held on [February 19, 2003], the shareholders of the Funds approved proposals to merge Colonial High Yield Securities into Columbia High Yield and Stein Roe Global Utilities into Columbia International (formerly Colonial Int'l Fund for Growth), subject to the satisfaction of certain other conditions. The mergers are proposed to take place by the end of April 2003.
	Average Annual Total Return for a
	Contract Surrendered on 12/31/02
	Hypothetical $1,000 Purchase Payment*

	Length of Investment Period
	One	Three	Five	Ten	Since Fund
Sub-account	Year	Years	Years	Years	Inception Shown
Colonial High Yield Securities**	-10.14%	-6.40%	N/A	N/A	-4.26%(05/19/98)
Colonial Strategic Income	1.83%	2.11%	3.08%	N/A	6.11%(07/05/94)
Liberty Growth & Income	-27.11%	-8.91%	0.14%	N/A	9.68%(07/05/94)
Stein Roe Global Utilities**	-19.05%	-15.27%	-2.10%	N/A	4.04%(07/01/93)
Liberty Federal Securities	3.04%	7.35%	6.15%	6.23%	7.25%(01/01/89)
Liberty Asset Allocation	-17.56%	-9.31%	-1.23%	5.23%	7.39%(01/01/89)
Stein Roe Growth Stock	-34.77%	-24.21%	-5.98%	4.65%	8.49%(01/01/89)
Wanger Twenty	-13.72%	0.57%	N/A	N/A	8.30%(02/01/99)
Wanger U.S. Smaller Companies	-22.31%	-7.20%	1.57%	N/A	11.82%(05/03/95)

* Fund expenses in excess of defined amounts were reimbursed during one or more calendar years for all Funds except Newport Tiger and Liberty Asset Allocation. Without this expense reimbursement any return percentages shown that include these calendar years would be lower. See "Fee Table" in the prospectus for any expense reimbursement percentages currently applicable to the Funds.

** At a special meeting held on [February 19, 2003], the shareholders of the Funds approved proposals to merge Liberty Value into Liberty Growth & Income (formerly Colonial U.S. Growth & Income), and Stein Roe Global Utilities into Columbia International (formerly Colonial Int'l Fund for Growth), subject to the satisfaction of certain other conditions. The mergers are proposed to take place by the end of April 2003.

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Change in Accumulation Unit Value

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The following performance information illustrates the average annual change and the actual annual change in Accumulation Unit values for each Sub-account and is computed differently than the standardized average annual total return information. Performance information for periods prior to the inception date of the Contract's Sub-accounts (11/18/96 except for Colonial High Yield Securities (5/19/98)) assumes the Contracts were available prior to that date on the Funds' inception date.

A Sub-account's average annual change in Accumulation Unit values is the annualized rate at which the value of a Unit changes over the time period illustrated. A Sub-account's actual annual change in Accumulation Unit values is the rate at which the value of a Unit changes over each 12-month period illustrated. These rates of change in Accumulation Unit values reflect the Contract's annual .65% Annuity Asset Charge. They do not reflect deductions for any premium taxes. The rates of change would be lower if these charges were included.
	Average Annual Change	Average Annual Change
	In Accumulation Unit	in Accumulation Unit Value
	Value From Fund	over the period shown
	Inception Shown	through 12/31/02
Sub-account	through 12/31/02**	Three Years	Five Years	Ten Years
Colonial High Yield Securities***	-3.61%(05/19/98)	-5.88%	N/A	N/A
Colonial Strategic Income	6.11%(07/05/94)	3.39%	3.44%	N/A
Liberty Growth & Income	9.68%(07/05/94)	-7.62%	0.55%	N/A
Stein Roe Global Utilities***	4.04%(07/01/93)	-14.07%	-1.71%	N/A
Liberty Federal Securities	7.25%(01/01/89)	8.52%	6.47%	6.23%
Liberty Asset Allocation	7.39%(01/01/89)	-8.04%	-0.83%	5.23%
Stein Roe Growth Stock	8.49%(01/01/89)	-23.12%	-5.60%	4.65%
Wanger Twenty	9.11%(02/01/99)	1.90%	N/A	N/A
Wanger U.S. Smaller Companies	11.83%(05/03/95)	-5.904%	1.96%	N/A
	12-Month Period Change in Accumulation
	Unit Value**

Sub-account	1993	1994	1995	1996	1997
Colonial High Yield Securities***	N/A	N/A	N/A	N/A	N/A
Colonial Strategic Income	N/A	0.51%*	17.54%	9.01%	8.50%
Liberty Growth & Income	N/A	4.07%*	28.86%	21.05%	31.38%
Stein Roe Global Utilities***	-2.02%*	-10.85%	34.28%	5.83%	27.92%
Liberty Federal Securities	5.57%	-2.21%	15.00%	4.02%	8.34%
Liberty Asset Allocation	8.58%	-3.81%	24.67%	14.87%	16.06%
Stein Roe Growth Stock	4.29%	-6.96%	36.85%	20.49%	31.42%
Wanger Twenty	N/A	N/A	N/A	N/A	N/A
Wanger U.S. Smaller Companies	N/A	N/A	15.88%*	44.55%	27.63%

	12-Month Period Change in Accumulation
	Unit Value**

Sub-account	1998	1999	2000	2001	2002
Colonial High Yield Securities***	-2.96%*	1.69%	-7.49%	-3.30%	-4.41%
Colonial Strategic Income	5.34%	1.72%	-0.59%	3.12%	7.83%
Liberty Growth & Income	19.37%	9.21%	2.94%	-1.25%	-22.46%
Stein Roe Global Utilities***	17.57%	22.99%	-13.75%	-14.57%	-13.88%
Liberty Federal Securities	6.11%	0.90%	10.21%	6.34%	9.04%
Liberty Asset Allocation	11.81%	10.30%	-1.72%	-9.78%	-12.30%
Stein Roe Growth Stock	27.08%	29.81%	-12.58%	-25.10%	-30.61%
Wanger Twenty	N/A	32.95%*	7.94%	8.38%	-8.21%
Wanger U.S. Smaller Companies	7.18%	23.34%	-9.42%	10.66%	-17.35%

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* Percentage of change is for less than 12 months; it is for the period from the inception date shown to the end of the year.

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** Fund expenses in excess of defined amounts were reimbursed during one or more calendar years for all Funds except Newport Tiger and Liberty Asset Allocation. Without this expense reimbursement any return percentages shown that include these calendar years would be lower. See "Fee Table" in the prospectus for any expense reimbursement percentages currently applicable to the Funds.

*** At a special meeting held on [February 19, 2003], the shareholders of the Funds approved proposals to merge Liberty Value into Liberty Growth & Income (formerly Colonial U.S. Growth & Income), and Stein Roe Global Utilities into Columbia International (formerly Colonial Int'l Fund for Growth), subject to the satisfaction of certain other conditions. The mergers are proposed to take place by the end of April 2003.

Yield for Liberty Money Market Sub-account

Yield percentages for the Liberty Money Market Sub-account are calculated using the method prescribed by the Securities and Exchange Commission. Yields reflect the deduction of the annual .65% asset-based Contract charges. Yields do not reflect premium tax charges. The yield would be lower if these charges were included. The following is the standardized formula:

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Yield equals:   (A - B - 1) x  365

                             C                 7

Where:
A	=	the Accumulation Unit value at the end of the 7-day period.

B	=	$0.00.

C	=	the Accumulation Unit value at the beginning of the 7-day period.

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The yield formula assumes that the weekly net income generated by an investment in the Liberty Money Market Sub-account will continue over an entire year.

For the 7-day period ended 12/31/02 the yield for the Liberty Money Market Sub-account was -0.13%.

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FINANCIAL STATEMENTS

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The financial statements of the Variable Account and Keyport Life Insurance Company are included hereinin. The consolidated financial statements of Keyport Life Insurance Company are provided as relevant to its ability to meet its financial obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

Financial Statements

Variable Account A

Keyport Life Insurance Company

To be Filed by Amendment

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PART C

Item 24. Financial Statements and Exhibits

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++++	(a)	Financial Statements:
Included in Part B:
Variable Account A:
Statement of Assets and Liabilities - December 31, 2002
Statement of Operations and Changes in Net Assets for the years ended December 31, 2002 and 2001
Notes to Financial Statements
Keyport Life Insurance Company:
Consolidated Balance Sheet - December 31, 2002 and 2001

Consolidated Income Statement for the year ended December 31, 2002, for the ten-month period ended October 31, 2001 and the two-month period ended December 31, 2001 and for the year ended December 31, 2000

Consolidated Statement of Stockholder's Equity for the year ended December 31, 2002, for the ten-month period ended October 31, 2001 and the two-month period ended December 31, 2001 and for the year ended December 31, 2000

Consolidated Statement of Cash Flows for the year ended December 31, 2002, for the ten-month period ended October 31, 2001 and the two-month period ended December 31, 2001 and for the year ended December 31, 2000

Notes to Consolidated Financial Statements
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	(b)	Exhibits:

*	(1)	Resolution of the Board of Directors establishing Variable Account A

	(2)	Not applicable

*	(3a)	Principal Underwriter's Agreement

*	(3b)	Specimen Agreement between Principal Underwriter and Dealer

**	(4a)	Specimen Variable Annuity Contract of Keyport Life Insurance Company

**	(4b)	Form of Individual Retirement Annuity Endorsement

**	(5)	Form of Application for a Variable Annuity Contract

++	(6a)	Amended and Restated Articles of Incorporation of Keyport Life Insurance Company

++	(6b)	Amended and Restated By-Laws of Keyport Life Insurance Company

	(7)	Not applicable

++	(8a)	Participation Agreement as of June 30, 2001 Among Liberty Variable Investment Trust, Liberty Funds Distributor, Inc., and Keyport Life Insurance Company

++	(8b)	Participation Agreement as of June 30, 2001 Among SteinRoe Variable Investment Trust, Liberty Funds Distributor, Inc., and Keyport Life Insurance Company

+	(8c)	Participation Agreement Among Wanger Advisors Funds, Wanger Asset Management L.P. and Keyport Life Insurance Company

***	(9)	Opinion and Consent of Counsel
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++++	(10)	Consent of Independent Auditors
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	(11)	Not applicable

	(12)	Not applicable
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	(13)	Schedule for Computations of Performance Quotations (filed herewith)
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	(14)	Not applicable
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+++	(15)	Chart of Affiliations
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++	(16)	Powers of Attorney

*	Incorporated by reference to Registration Statement (File No. 333-1043) filed on or about February 16, 1996.

**	Incorporated by reference to Registration Statement (File No. 333-84701) filed on or about August 6, 1999.

***	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement (File No. 333-84701) filed on or about December 10, 1999.

+	Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement (File No. 333-1043) filed on or about October 16, 2000.

++	Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement (File No. 333-1043) filed on or about February 26, 2002.
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+++	Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement (File No. 333-1043) filed on or about February 26, 2003.

++++	To be filed by amendment.

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Item 25. Directors and Officers of the Depositor.

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Name and Principal	Positions and Offices
Business Address*	With Depositor

James C. Baillie	Director
Torys
Suite 300, Maritime Life Tower
Toronto, Ontario MSK 1N2

David D. Horn	Director
257 Lake Street
P.O. Box 24
New Vineyard, ME 04956

C. James Prieur	Chairman and Director
Sun Life Assurance Company of Canada
150 King Street West
Toronto, Ontario Canada M5H 1J9

S. Caesar Raboy	Director
220 Boylston Street
Boston, MA 02110

Robert C. Salipante	President and Director
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, MA 02481

David K. Stevenson	Director
359 Grove Street
Needham, MA 02492

Donald A. Stewart	Director
Sun Life Assurance Company of Canada
150 King Street West
Toronto, Ontario Canada M5H 1J9

William W. Stinson	Director
1001 13th Avenue S.W.
Calgary, Alberta Canada T2R 0L5

James M.A. Anderson	Vice President, Investments
One Sun Life Executive Park
Wellesley Hills, MA 02481

Nancy L. Conlin	Vice President and Chief Counsel
One Sun Life Executive Park
Wellesley Hills, MA 02481

Peter F. Demuth	Vice President, Chief Strategy and
One Sun Life Executive Park	Business Development Officer
Wellesley Hills, MA 02481

Mark W. DeTora	Vice President, Individual Insurance
One Sun Life Executive Park
Wellesley Hills, MA 02481

Ellen B. King	Assistant Vice President and Senior Counsel and
One Sun Life Executive Park	Secretary
Wellesley Hills, MA 02481

Philip K. Polkinghorn	Vice President, Retirement Products and
112 Worcester Street	Services
Wellesley Hills, MA 02481

Davey S. Scoon	Vice President & Chief Administrative and
One Sun Life Executive Park	Financial Officer & Treasurer
Wellesley Hills, MA 02481

James R. Smith	Vice President and Chief Information Officer
One Sun Life Executive Park
Wellesley Hills, MA 02481

Robert P. Vrolyk	Vice President and Actuary
One Sun Life Executive Park
Wellesley Hills, MA 02481

Janet V. Whitehouse	Vice President, Human Resources &
One Sun Life Executive Park	Administrative Services
Wellesley Hills, MA 02481

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Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

     The Depositor controls the Registrant, KMA Variable Account, Keyport 401 Variable Account, Keyport Variable Account I, and Keyport Variable Account II, under the provisions of Rhode Island law governing the establishment of these separate accounts of the Company.

     The Depositor controls Keyport Financial Services Corp. ("KFSC"), a Massachusetts corporation functioning as a broker/dealer of securities, through 100% stock ownership. KFSC files separate financial statements.

     The Depositor controls Independence Life and Annuity Company ("Independence Life"), a Rhode Island corporation functioning as a life insurance company, through 100% stock ownership. Independence Life files separate financial statements.

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     The Depositor controls Sun Life Insurance and Annuity Company of New York ("Sun Life (NY)"), a New York corporation functioning as a life insurance company, through 67% stock ownership. Sun Life (NY) files separate financial statements.

     The chart for the affiliations of the Depositor is incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement (File No. 333-1043) filed on or about February 26, 2003.

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Item 27. Number of Contract Owners.

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     As of March 31, 2003, there were ___ Qualified Contract Owners and ___ Non-Qualified Contract Owners.

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Item 28. Indemnification.

     Directors and officers of the Depositor and the principal underwriter are covered persons under Directors and Officers/Errors and Omissions liability insurance policies issued by ICI Mutual Insurance Company, Federal Insurance Company, Firemen's Fund Insurance Company, CNA and Lumberman's Mutual Casualty Company. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers under such insurance policies, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in the successful defense of any action, suit or proceeding) is asserted by such director or officer in connection with the variable annuity contracts, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

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     Keyport Financial Services Corp. (KFSC) is principal underwriter of the variable annuity and variable life insurance contracts. KFSC is the principal underwriter for Variable Account A of Keyport Life Insurance Company. KFSC is also principal underwriter for Variable Account J and Variable Account K of Liberty Life Assurance Company of Boston; for the KMA Variable Account and Keyport Variable Account-I of Keyport Life Insurance Company; and for the Independence Variable Annuity Separate Account and Independence Variable Life Separate Account of Independence Life and Annuity Company. KFSC receives no compensation for its services.

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The directors and officers of Keyport Financial Services Corp. are:

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Name and Principal	Position and Offices
Business Address*	with Underwriter

Robert C. Salipante	Director

Davey S. Scoon	Director, Vice President & Treasurer

Philip K. Polkinghorn	Director

Jane P. Wolak	President

Nancy C. Atherton	Assistant Vice President & Tax Officer

Norton A. Goss	Vice President and Chief Compliance Officer

Rogelio P. Japlit	Financial/Operations Officer

William T. Evers	Assistant Clerk

George E. Madden	Clerk

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* One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 30. Location of Accounts and Records.

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     Keyport Life Insurance Company, 112 Worcester Street, Wellesley Hills, Massachusetts 02481.

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Item 31. Management Services.

     Not applicable.

Item 32. Undertakings.

     (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information or equivalent electronic method; and

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representation

     Depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor. Further, this representation applies to each form of the contract described in a prospectus and statement of additional information included in this registration statement.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the Town of Wellesley Hills and State of Massachusetts, on this 26th day of February, 2003.

Variable Account A
(Registrant)

BY:	Keyport Life Insurance Company
(Depositor)

BY:	/s/ Robert C. Salipante
Robert C. Salipante
President

Attest:	/s/ Edward M. Shea
Edward M. Shea
Assistant Vice President
and Senior Counsel

     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ James C. Baillie*	/s/ Robert C. Salipante	February 26, 2003
James C. Baillie	Robert C. Salipante	Date
Director	President
(Principal Executive Officer)

/s/ David D. Horn*
David D. Horn	/s/ Davey S. Scoon	February 26, 2003
Director	Davey S. Scoon	Date
Vice President, Chief Administrative &
Financial Officer and Treasurer
(Principal Financial and Accounting Officer)

/s/ C. James Prieur*
C. James Prieur
Director

/s/ S. Caesar Raboy*
S. Caesar Raboy
Director

/s/ Robert C. Salipante
Robert C. Salipante
Director

/s/ Donald A. Stewart*
Donald A. Stewart
Director

/s/ William W. Stinson*
William W. Stinson
Director

*BY:	/s/ Edward M. Shea	February 26, 2003
	Edward M. Shea	Date
Attorney-in-Fact

* Edward M. Shea has signed this document on the indicated date on behalf of the above Directors of the Depositor pursuant to powers of attorney duly executed by such persons and incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement (File No. 333-1043) filed on or about February 26, 2002.

EXHIBIT INDEX

Item		Page

(13)	Schedule for Computations of Performance Quotations

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